Filed pursuant to 497(e)

File Nos. 033-49098 and 811-06719

STERLING CAPITAL FUNDS

SUPPLEMENT DATED JULY 1, 2022

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2022, AS SUPPLEMENTED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information, dated February 1, 2022 (the “SAI”):

Effective July 1, 2022, Neil T. Grant will no longer serve as a co-portfolio manager of Sterling Capital Intermediate U.S. Government Fund (the “Fund”) and Jeffrey D. Ormsby has been added as a co-manager of the Fund. All references in the SAI to Neil T. Grant are hereby removed.

The following disclosure is hereby added to the section of the SAI entitled “Securities Ownership” and includes information as of June 30, 2022:

PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
Jeffrey D. Ormsby	Intermediate U.S. Government Fund: None Quality Income Fund: None Ultra Short Bond Fund: None

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAI-SUP-0722